Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how our Company or the Compensation Committee view the link between Company performance and executive compensation for our principal executive officer (“PEO”) and our non-PEO NEOs. For additional information about our pay-for-performance philosophy and how we align executive compensation with Company performance, see our Compensation Discussion and Analysis beginning on page 76 of this proxy statement.

Tabular Disclosure of Pay Versus Performance

The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” is required by the SEC’s rules and, as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually earned, realized or received by the individuals and the compensation decisions described in our Compensation Discussion and Analysis beginning on page 76 of this proxy statement.

	Summary Compensation	Compensation Actually	Average Summary Compensation	Average Compensation Actually Paid to	Value of Initial Fixed $100 Investment Based on:(3)
Year	Table Total for PEO(1) ($)	Paid to PEO(1)(2) ($)	Table Total for Non-PEO NEOs(1) ($)	Non-PEO NEOs(1)(2) ($)	TSR ($)	Peer Group TSR ($)	Net Income (Loss) ($ Millions)	Proprietary Product Net Sales* ($ Millions)(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	7,915,081	12,589,565	3,541,333	4,171,041	142.53	124.75	241.7	1,184.6
2024	10,131,193	14,626,813	3,897,805	4,740,491	146.50	93.49	367.1	1,083.5
2023	9,442,066	8,983,892	4,033,464	4,190,097	141.31	94.03	355.8	920.0
2022	10,314,172	8,321,591	4,155,421	4,206,760	130.98	89.90	(158.3)	777.6
2021	8,846,588	11,225,263	2,942,671	2,882,217	116.59	100.02	(48.2)	627.4

*Proprietary product net sales for 2022 through 2025 comprise aggregate annual net sales of VIVITROL, ARISTADA/ARISTADA INITIO and LYBALVI. Proprietary product net sales for 2021 comprise aggregate annual net sales of VIVITROL and ARISITADA/ARISTADA INITIO and net sales of LYBALVI from its commercial launch in October 2021.

(1)
Richard F. Pops was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Iain M. Brown	Iain M. Brown	Iain M. Brown	Iain M. Brown	Joshua Reed
James M. Frates	David J. Gaffin	David J. Gaffin	Blair C. Jackson	Blair C. Jackson
David J. Gaffin	Craig C. Hopkinson, M.D.	Craig C. Hopkinson, M.D.	David J. Gaffin	David J. Gaffin
Craig C. Hopkinson, M.D.	Blair C. Jackson	Blair C. Jackson	Craig C. Hopkinson, M.D.	Craig C. Hopkinson, M.D.
Blair C. Jackson			C. Todd Nichols	C. Todd Nichols

(2)
For 2025, the amounts shown reflect the exclusion and inclusion of those certain amounts for the PEO and the non-PEO NEOs shown in the following tables. Equity values are calculated in accordance with ASC 718. Amounts shown in each of the Exclusion of Stock Awards and Option Awards columns are equal to the total amounts from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table on page 106 of this proxy statement.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2025	7,915,081	(5,020,812)	9,695,296	12,589,565

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	3,541,333	(2,452,317)	3,082,025	4,171,041

The amounts shown in the Inclusion of Equity Values column in the above tables are derived from the following amounts:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO* ($)
2025	3,307,457	4,947,278	1,440,561	—	9,695,296

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs* ($)
2025	1,868,485	568,390	645,150	—	3,082,025

* The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(3)
The peer group TSR shown in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report. The comparison assumes $100 was invested in the Company and in the Nasdaq Biotechnology Index, respectively, for the period starting December 31, 2020 through the end of the year shown. Historical share price performance is not necessarily indicative of future share price performance.

(4)
We determined proprietary product net sales to be the most important financial performance measure used to link Company performance to compensation actually paid to our PEO and Non-PEO NEOs in 2025.

Company Selected Measure Name	EBITDA*
Named Executive Officers, Footnote
(1)
Richard F. Pops was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Iain M. Brown	Iain M. Brown	Iain M. Brown	Iain M. Brown	Joshua Reed
James M. Frates	David J. Gaffin	David J. Gaffin	Blair C. Jackson	Blair C. Jackson
David J. Gaffin	Craig C. Hopkinson, M.D.	Craig C. Hopkinson, M.D.	David J. Gaffin	David J. Gaffin
Craig C. Hopkinson, M.D.	Blair C. Jackson	Blair C. Jackson	Craig C. Hopkinson, M.D.	Craig C. Hopkinson, M.D.
Blair C. Jackson			C. Todd Nichols	C. Todd Nichols

Peer Group Issuers, Footnote
(3)
The peer group TSR shown in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report. The comparison assumes $100 was invested in the Company and in the Nasdaq Biotechnology Index, respectively, for the period starting December 31, 2020 through the end of the year shown. Historical share price performance is not necessarily indicative of future share price performance.

PEO Total Compensation Amount	$ 7,915,081	$ 10,131,193	$ 9,442,066	$ 10,314,172	$ 8,846,588
PEO Actually Paid Compensation Amount	$ 12,589,565	14,626,813	8,983,892	8,321,591	11,225,263
Adjustment To PEO Compensation, Footnote
(2)
For 2025, the amounts shown reflect the exclusion and inclusion of those certain amounts for the PEO and the non-PEO NEOs shown in the following tables. Equity values are calculated in accordance with ASC 718. Amounts shown in each of the Exclusion of Stock Awards and Option Awards columns are equal to the total amounts from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table on page 106 of this proxy statement.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2025	7,915,081	(5,020,812)	9,695,296	12,589,565

The amounts shown in the Inclusion of Equity Values column in the above tables are derived from the following amounts:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO* ($)
2025	3,307,457	4,947,278	1,440,561	—	9,695,296

Non-PEO NEO Average Total Compensation Amount	$ 3,541,333	3,897,805	4,033,464	4,155,421	2,942,671
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,171,041	4,740,491	4,190,097	4,206,760	2,882,217
Adjustment to Non-PEO NEO Compensation Footnote
(2)
For 2025, the amounts shown reflect the exclusion and inclusion of those certain amounts for the PEO and the non-PEO NEOs shown in the following tables. Equity values are calculated in accordance with ASC 718. Amounts shown in each of the Exclusion of Stock Awards and Option Awards columns are equal to the total amounts from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table on page 106 of this proxy statement.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	3,541,333	(2,452,317)	3,082,025	4,171,041

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs* ($)
2025	1,868,485	568,390	645,150	—	3,082,025

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

The most important financial performance measures used to link compensation actually paid to our NEOs for 2025 to Company performance are set forth below. For further information regarding these performance metrics and their function in our executive compensation program, see our Compensation Discussion and Analysis beginning on page 76 of this proxy statement.

Proprietary Product Net Sales
Proprietary Product Profitability (Contribution Margin)
EBITDA*
Adjusted EBITDA*
Relative Total Shareholder Return
NGNI* Margin (NGNI as a Percentage of Total Revenue)
EBITDA* Margin (EBITDA as a Percentage of Total Revenue)

* See Appendix B for information regarding this non-GAAP financial target.

Total Shareholder Return Amount	$ 142.53	146.5	141.31	130.98	116.59
Peer Group Total Shareholder Return Amount	124.75	93.49	94.03	89.9	100.02
Net Income (Loss)	$ 241,700,000	$ 367,100,000	$ 355,800,000	$ (158,300,000)	$ (48,200,000)
Company Selected Measure Amount	1,184,600,000	1,083,500,000	920,000,000	777,600,000	627,400,000
PEO Name	Richard F. Pops	Richard F. Pops	Richard F. Pops	Richard F. Pops	Richard F. Pops
Measure:: 1
Pay vs Performance Disclosure
Name	Proprietary Product Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Proprietary Product Profitability (Contribution Margin)
Measure:: 3
Pay vs Performance Disclosure
Name	EBITDA*
Non-GAAP Measure Description
(4)
We determined proprietary product net sales to be the most important financial performance measure used to link Company performance to compensation actually paid to our PEO and Non-PEO NEOs in 2025.

Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 6
Pay vs Performance Disclosure
Name	NGNI* Margin (NGNI as a Percentage of Total Revenue)
Measure:: 7
Pay vs Performance Disclosure
Name	EBITDA* Margin (EBITDA as a Percentage of Total Revenue)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,695,296
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,020,812)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,307,457
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,947,278
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,440,561
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,082,025
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,452,317)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,868,485
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	568,390
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 645,150